Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation of Our Revenue [Line Items]
Category of Revenue	$ 71,055	$ 67,435
Advertising revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Category of Revenue	70,855	64,863
Copyrights revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Category of Revenue		2,451
CHEERS e-Mall marketplace service revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Category of Revenue	120	110
Other revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Category of Revenue	80	11
Services transferred over time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Category of Revenue	70,855	67,314
Services transferred at a point in time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Category of Revenue	120	110
Goods transferred at a point in time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Category of Revenue	$ 80	$ 11